Risk Management - Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale securities
Available-for-sale securities		¥ 1,215,603	¥ 1,058,957
Securities at fair value through profit or loss
Securities at fair value through profit or loss		161,570	141,608
Derivative financial assets			428
Total		3,907,583	3,397,014
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss		(3,732)	(3,859)
Equity securities [member]
Available-for-sale securities
Available-for-sale securities		634,793	549,166
Debt securities [member]
Available-for-sale securities
Available-for-sale securities		580,810	509,791
Fair value [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss	[1]	161,570	141,608
Derivative financial assets	[1]		428
Total		1,356,567	1,180,357
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss		(3,732)	(3,859)
Investment contracts at fair value through profit or loss		(10)	(10)
Total		(3,742)	(3,869)
Fair value [member] | Quoted prices in active markets level 1 [member]
Securities at fair value through profit or loss
Total		495,927	414,396
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss		(3,732)	(3,859)
Investment contracts at fair value through profit or loss		(10)	(10)
Total		(3,742)	(3,869)
Fair value [member] | Significant observable inputs level 2 [member]
Securities at fair value through profit or loss
Total		566,716	530,968
Fair value [member] | Significant unobservable inputs level 3 [member]
Securities at fair value through profit or loss
Derivative financial assets			428
Total		293,924	234,993	¥ 179,248
Liabilities measured at fair value
Total				¥ (1,877)
Fair value [member] | Equity securities [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		65,955	56,402
Fair value [member] | Equity securities [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities		301,249	236,323
Securities at fair value through profit or loss
Securities at fair value through profit or loss		48,858	40,281
Fair value [member] | Equity securities [member] | Preferred stocks [member]
Available-for-sale securities
Available-for-sale securities		53,778	58,314
Fair value [member] | Equity securities [member] | Funds [member]
Available-for-sale securities
Available-for-sale securities		97,476	102,349
Securities at fair value through profit or loss
Securities at fair value through profit or loss		16,835	16,101
Fair value [member] | Equity securities [member] | Wealth management products [member]
Available-for-sale securities
Available-for-sale securities		13,013	32,640
Fair value [member] | Equity securities [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		148,671	98,904
Securities at fair value through profit or loss
Securities at fair value through profit or loss		262	20
Fair value [member] | Equity securities [member] | Others [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		262	20
Fair value [member] | Equity securities [member] | Quoted prices in active markets level 1 [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities		278,255	214,206
Securities at fair value through profit or loss
Securities at fair value through profit or loss		48,334	40,070
Fair value [member] | Equity securities [member] | Quoted prices in active markets level 1 [member] | Funds [member]
Available-for-sale securities
Available-for-sale securities		97,476	102,349
Securities at fair value through profit or loss
Securities at fair value through profit or loss		16,731	16,023
Fair value [member] | Equity securities [member] | Quoted prices in active markets level 1 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		11,038
Fair value [member] | Equity securities [member] | Quoted prices in active markets level 1 [member] | Others [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		41
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities		22,994	22,117
Securities at fair value through profit or loss
Securities at fair value through profit or loss		524	211
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Funds [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		104	78
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Wealth management products [member]
Available-for-sale securities
Available-for-sale securities		13,013	32,640
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		41,401
Fair value [member] | Equity securities [member] | Significant observable inputs level 2 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		28,319
Securities at fair value through profit or loss
Securities at fair value through profit or loss		221	20
Fair value [member] | Equity securities [member] | Significant unobservable inputs level 3 [member] | Preferred stocks [member]
Available-for-sale securities
Available-for-sale securities		53,778	58,314
Fair value [member] | Equity securities [member] | Significant unobservable inputs level 3 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		96,232	70,585
Fair value [member] | Debt securities [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		95,615	85,206
Fair value [member] | Debt securities [member] | Government bonds [member]
Available-for-sale securities
Available-for-sale securities		49,256	23,758
Securities at fair value through profit or loss
Securities at fair value through profit or loss		1,638	41
Fair value [member] | Debt securities [member] | Government agency bonds [member]
Available-for-sale securities
Available-for-sale securities		169,013	171,189
Securities at fair value through profit or loss
Securities at fair value through profit or loss		4,422	6,859
Fair value [member] | Debt securities [member] | Corporate bonds [member]
Available-for-sale securities
Available-for-sale securities		136,025	148,455
Securities at fair value through profit or loss
Securities at fair value through profit or loss		86,803	77,215
Fair value [member] | Debt securities [member] | Subordinated bonds/debts [member]
Available-for-sale securities
Available-for-sale securities		81,795	53,922
Fair value [member] | Debt securities [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		144,721	112,467
Securities at fair value through profit or loss
Securities at fair value through profit or loss		2,752	1,091
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Government bonds [member]
Available-for-sale securities
Available-for-sale securities		5,838	2,620
Securities at fair value through profit or loss
Securities at fair value through profit or loss		336	33
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Government agency bonds [member]
Available-for-sale securities
Available-for-sale securities		25,297	24,305
Securities at fair value through profit or loss
Securities at fair value through profit or loss		972	362
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Corporate bonds [member]
Available-for-sale securities
Available-for-sale securities		2,408	5,360
Securities at fair value through profit or loss
Securities at fair value through profit or loss		2,957	7,999
Fair value [member] | Debt securities [member] | Quoted prices in active markets level 1 [member] | Subordinated bonds/debts [member]
Available-for-sale securities
Available-for-sale securities		6,244	1,069
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Government bonds [member]
Available-for-sale securities
Available-for-sale securities		43,418	21,138
Securities at fair value through profit or loss
Securities at fair value through profit or loss		1,302	8
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Government agency bonds [member]
Available-for-sale securities
Available-for-sale securities		143,716	146,884
Securities at fair value through profit or loss
Securities at fair value through profit or loss		3,450	6,497
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Corporate bonds [member]
Available-for-sale securities
Available-for-sale securities		133,617	143,095
Securities at fair value through profit or loss
Securities at fair value through profit or loss		83,837	69,200
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Subordinated bonds/debts [member]
Available-for-sale securities
Available-for-sale securities		75,551	52,853
Fair value [member] | Debt securities [member] | Significant observable inputs level 2 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		816	6,817
Securities at fair value through profit or loss
Securities at fair value through profit or loss		2,752	1,091
Fair value [member] | Debt securities [member] | Significant unobservable inputs level 3 [member] | Corporate bonds [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		9	16
Fair value [member] | Debt securities [member] | Significant unobservable inputs level 3 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		¥ 143,905	¥ 105,650

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.